Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	$ 6,627,354	$ 7,714,098
Increase/(Decrease) in right-of-use assets, at cost	248,564	(609,667)
Exchange rate translation of right-of-use assets, at cost	(193,464)	(477,077)
Ending balance of total right-of-use assets, at cost	6,682,454	6,627,354
Increase /(Decrease) in right-of-use assets, at cost	248,564	(609,667)
Beginning balance of accumulated amortization	(330,614)	(192,852)
Increase /(Decrease) in accumulated amortization	(519,174)	(233,994)
Exchange rate translation of accumulated amortization	118,922	96,232
Ending balance of accumulated amortization	(730,866)	(330,614)
Beginning balance of right-of-use assets, net	6,296,740	7,521,246
Increase /(Decrease) in right-of-use assets, net	(270,610)	(843,611)
Exchange rate translation of right-of-use assets, net	(74,542)	(380,845)
Ending balance of right-of-use assets, net	5,951,588	6,296,740
Shou Hill Valley Area [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,181,913	2,267,025
Increase/(Decrease) in right-of-use assets, at cost
Exchange rate translation of right-of-use assets, at cost	(63,119)	(85,112)
Ending balance of total right-of-use assets, at cost	2,118,794	2,181,913
Increase /(Decrease) in right-of-use assets, at cost
Villas [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,153,584	5,447,073
Increase/(Decrease) in right-of-use assets, at cost		(2,917,611)
Exchange rate translation of right-of-use assets, at cost	(62,300)	(375,878)
Ending balance of total right-of-use assets, at cost	2,091,284	2,153,584
Increase /(Decrease) in right-of-use assets, at cost		(2,917,611)
Hotel [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,291,857
Increase/(Decrease) in right-of-use assets, at cost		2,307,944
Exchange rate translation of right-of-use assets, at cost	(66,300)	(16,087)
Ending balance of total right-of-use assets, at cost	2,225,557	2,291,857
Increase /(Decrease) in right-of-use assets, at cost		2,307,944
Base Station Tower [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost
Increase/(Decrease) in right-of-use assets, at cost	248,564
Exchange rate translation of right-of-use assets, at cost	(1,745)
Ending balance of total right-of-use assets, at cost	246,819
Increase /(Decrease) in right-of-use assets, at cost	$ 248,564